The following tables shows the movement of the convertible debenture balance during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Accretion	$ 105,496	$ 119,470
Debenture [member]
IfrsStatementLineItems [Line Items]
Balance at ending		7,546,453
Conversion of equity		(7,626,957)
Accretion		80,504
Balance at ending